Voya Investment Management

Third Quarter Report

November 30, 2019

Voya Prime Rate Trust

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INVESTMENT MANAGEMENT

voyainvestments.com

Voya Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2019

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Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF November 30, 2019
Net Assets	$791,712,510
Total Assets	$1,165,585,056
Assets Invested in Senior Loans	$1,138,871,154
Senior Loans Represented	401
Average Amount Outstanding per Loan	$2,840,078
Industries Represented	41
Average Loan Amount per Industry	$27,777,345
Portfolio Turnover Rate (YTD)	32%
Weighted Average Days to Interest Rate Reset	35
Average Loan Final Maturity	59 months
Total Leverage as a Percentage of Total Assets	25.65%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the third fiscal quarter and $0.24 during the nine months ended November 30, 2019. Based on the average month-end net asset value ("NAV") per share of $5.39 for the third fiscal quarter and $5.47 for the nine-month period, the annualized distribution rate(1) was 5.60% for the third fiscal quarter and 5.78% for the nine-month period. The Trust's total return for the third fiscal quarter, based on NAV(4), was 0.47%(2) versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(3) of 0.60% for the same quarter. For the nine months ended November 30, 2019, the Trust's total return, based on NAV(4), was 1.64%(2), versus a total return on the Index of 2.65%. The total market value return(5) for the Trust's Common Shares during the third fiscal quarter was 5.53% and for the nine months period ended November 30, 2019 was 5.27%.

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

(2)  Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by the investment adviser. Had all fees and expenses been considered, the total returns would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(4)  Total investment return at NAV has been calculated assuming a purchase at NAV at the beginning of each period and a sale at NAV at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

(5)  Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

Market Review: For the three-month period, the U.S. loan market, as represented by the S&P/LSTA Leveraged Loan Index (the "Index"), returned 0.60%. The overall gain was a function of interest income, as the market value component of return lost 84 basis points (-0.84%). Although market conditions were generally positive over most of the period, October experienced some volatility related to U.S. — China trade tensions and recession fears. As a result, the average index bid ended November at 95.58 percent of par, which represented a 76 basis point decrease (-0.76%) from the start of September.

A rise in opportunistic new issuance, specifically from the higher-rated categories, led to a steady flow of supply. While volume has been largely muted for the better part of 2019, new institutional loan issuance picked up significantly during the fiscal quarter to total roughly $106 billion, which outpaced the previous three months by about $47 billion. Measurable investor demand was positive in the aggregate, anchored by continued creation of collateralized loan obligations (CLOs). For the fiscal quarter, CLO issuance totaled roughly $28.2 billion; 2019 year-to-date volume reached approximately $110 billion, the third-strongest calendar year on record for comparable periods through November. Outflow activity persisted for retail loan funds; roughly $7.6 billion was withdrawn from the loan mutual fund space, with about half of the withdrawals occurring in October.

From a return by ratings perspective, an "up in quality" theme remained in place with BB-rated loans outperforming the lower-rated categories. For the three-month period, the BB-rated cohort gained 1.12%, 40 basis points (0.40%) ahead of the 0.72% return of B-rated loans. CCC-rated loans fared the worst during the period, with a return of -3.13%.

Portfolio Specifics: For the fiscal quarter, the Trust underperformed the Index by 13 basis points (-0.13%) on an NAV basis. The lag was traceable to loan selection in the business equipment and services sector; specifically, to a position in Acosta, Inc., which filed for Chapter 11 bankruptcy to reorganize its capital structure. Other industry detractors included selection in all telecommunications, drugs and food service. Industry contributors included selection in oil and gas, insurance, chemicals and plastics, and healthcare. From the standpoint of loan selection, aside from Acosta, the Trust was negatively impacted by overweights to Covia Holdings Corporation, Tailored Brands (FKA Men's Wearhouse), Longview Power, LLC and 24 Hour Fitness. Each issuer experienced notable price pressure during the period related to weaker than expected earnings. Conversely, the Trust benefited from the avoidance of defaulted loans issued by Seadrill Partners and Murray Energy. Besides the aforementioned individual loan price movements, the Trust's use of leverage for investment purposes further detracted from relative performance during the period, due to the overall decline of the index's weighted average loan bid.

TOP TEN LOAN ISSUERS
AS OF NOVEMBER 30, 2019
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Asurion, LLC	1.5%	2.3%
CenturyLink	0.9%	1.4%
Stars Group Holdings BV	0.9%	1.3%
Caesars Resort Collection	0.9%	1.3%
Reynolds Group Holdings, Inc.	0.9%	1.3%
Gates Global LLC	0.9%	1.4%
Acrisure, LLC	0.8%	1.2%
Nexstar Broadcasting, Inc.	0.8%	1.2%
Berry Global, Inc.	0.8%	1.2%
Sedgwick Claims Management Services, Inc.	0.8%	1.2%

TOP TEN INDUSTRIES
AS OF NOVEMBER 30, 2019
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	13.3%	19.6%
Health Care	10.4%	15.4%
Business Equipment & Services	9.9%	14.6%
Telecommunications	6.2%	9.1%
Insurance	5.8%	8.5%
Leisure Good/Activities/Movies	5.5%	8.1%
Lodging & Casinos	4.4%	6.4%
Automotive	3.9%	5.8%
Containers & Glass Products	3.7%	5.4%
Radio & Television	3.7%	5.4%

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

The average issuer exposure at period-end stood at 0.29% of assets under management ("AUM"), while the average industry exposure closed the fiscal year at 2.78% of AUM. Both measures were relatively unchanged from the prior reporting period.

Outlook and Current Strategy: As we approach the end of 2019, in our opinion, the pulse of the loan market feels steady as loan managers look to clip still-healthy coupons and bank returns that are likely to mirror what was envisioned at the start of the year. It's still a bit unclear whether the run-up in B-rated loan prices during November was the start of a trend or a natural correction of an oversold condition. In any event, it has provided an uplift to the largest segment of the investable loan universe while providing an opportunity to rotate out of credits that may give pause from a fundamental perspective.

Ratings Distribution as of November 30, 2019
Ba	27.59%
B	69.37%
Caa and below	3.04%
Not rated*	0.00%

Loan ratings apply to the underlying holdings of the Trust and not the Trust itself. Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Jeffrey A. Bakalar Senior Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Senior Managing Director Voya Investment Management Co. LLC

Voya Prime Rate Trust
December 23, 2019

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Periods Ended November 30, 2019
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	3.57%	3.67%	4.03%	6.20%
Based on Market Value	9.58%	2.13%	4.11%	5.69%
Index	4.21%	4.20%	3.85%	5.15%

The table above illustrates the total return of the Trust against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 336-3436 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
November 30, 2019	5.36%	5.12%	5.69%	5.60%	6.21%
August 31, 2019	5.42%	5.56%	6.49%	5.98%	6.97%
May 31, 2019	5.50%	5.72%	6.67%	5.89%	6.85%
February 28, 2019	5.50%	5.63%	6.48%	5.85%	6.72%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

(B)  The distribution rate is calculated by annualizing the last regular dividend and distribution declared during the period using the 30/360 convention by the Trust's reporting period-end net asset value (in the case of NAV) or the reporting period-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

In pursuit of its investment objectives, the Trust may seek to increase or decrease its exposure to the following market or credit risk factors:

Derivative Risk: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Trust. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Trust and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Trust may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Trust to the risk of improper valuation.

Credit Risk: Prices of the Trust's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Trust invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

As of the date of this report, the United States experiences a low interest rate environment, which may increase the Trust's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Trust is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage. Further, because the fee paid to the Adviser will be calculated on the basis of Managed Assets, the fee will be higher when leverage is utilized, giving the Adviser an incentive to utilize leverage. The Trust is subject to certain restrictions imposed by lenders to the Trust and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Trust. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Trust by the Investment Company Act of 1940, as amended (the "1940 Act"). These restrictions could impede the manager from fully managing the Trust's portfolio in accordance with the Trust's investment objective and policies.

Voya Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2019 (Unaudited)

ASSETS:
Investments in securities at fair value (Cost $1,186,189,653)	$1,140,024,019
Cash	1,616,252
Foreign currencies at value (Cost $99,052)	98,830
Receivables:
Investment securities sold	20,209,809
Interest	3,311,779
Unrealized appreciation on forward foreign currency contracts	259,842
Prepaid expenses	25,223
Reimbursement due from manager	2,040
Other assets	37,262
Total assets	1,165,585,056
LIABILITIES:
Notes payable	299,000,000
Payable for investment securities purchased	72,647,571
Accrued interest payable	153,548
Payable for investment management fees	934,552
Payable to trustees under the deferred compensation plan (Note 6)	37,262
Accrued trustee fees	9,117
Unrealized depreciation on forward foreign currency contracts	139
Unfunded loan commitments (Note 7)	574,401
Other accrued expenses	515,956
Total liabilities	373,872,546
NET ASSETS	$791,712,510
Net assets value per common share outstanding (net assets divided by 147,787,691 shares of beneficial interest authorized and outstanding, no par value)	$5.36
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$898,881,611
Total distributable loss	(107,169,101)
NET ASSETS	$791,712,510

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF OPERATIONS for the Nine Months ended November 30, 2019 (Unaudited)

INVESTMENT INCOME:
Interest	$50,451,771
Dividends	38,948
Other	418,230
Total investment income	50,908,949
EXPENSES:
Investment management fees	8,809,283
Transfer agent fees	67,323
Interest expense	7,798,402
Custody and accounting expense	447,744
Professional fees	112,992
Shareholder reporting expense	164,153
Trustees fees	20,900
Miscellaneous expense	165,311
Total expenses	17,586,108
Waived and reimbursed fees	(60,190)
Net expenses	17,525,918
Net investment income	33,383,031
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(6,887,247)
Forward foreign currency contracts	2,616,317
Foreign currency related transactions	(979,429)
Net realized loss	(5,250,359)
Net change in unrealized appreciation (depreciation) on:
Investments	(19,672,957)
Forward foreign currency contracts	172,628
Foreign currency related transactions	5,516
Net change in unrealized appreciation (depreciation)	(19,494,813)
Net realized and unrealized loss	(24,745,172)
Increase in net assets resulting from operations	$8,637,859

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Nine Months Ended November 30, 2019 (Unaudited)	Year Ended February 28, 2019
FROM OPERATIONS:
Net investment income	$33,383,031	$42,684,257
Net realized loss	(5,250,359)	(5,645,800)
Net change in unrealized appreciation (depreciation)	(19,494,813)	(15,907,796)
Increase in net assets resulting from operations	8,637,859	21,130,661
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Total distributions (excluding return of capital)	(35,025,688)	(43,804,176)
Decrease in net assets from distributions to common shareholders	(35,025,688)	(43,804,176)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets	(26,387,829)	(22,673,515)
NET ASSETS:
Beginning of year or period	818,100,339	840,773,854
End of year or period	$791,712,510	$818,100,339

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2019 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$49,363,519
Other income received	457,662
Interest paid	(7,835,980)
Other operating expenses paid	(9,890,896)
Purchases of securities	(325,806,845)
Proceeds on sale of securities	352,907,938
Net cash provided by operating activities	59,195,398
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(35,025,688)
Proceeds from notes payable	208,500,000
Repayment of notes payable	(232,300,000)
Net cash flows used in financing activities	(58,825,688)
Net increase	369,710
Cash Impact from Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	(240)
Cash and foreign currency balance
Net increase in cash and foreign currency	369,470
Cash and foreign currency at beginning of period	1,345,612
Cash and foreign currency at end of period	$1,715,082
Reconciliation of Net increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Net increase in net assets resulting from operations	$8,637,859
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	19,672,957
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(172,628)
Change in unrealized appreciation or depreciation on other assets and liabilities	(5,516)
Accretion of discounts on investments	(1,334,081)
Amortization of premiums on investments	363,593
Net realized loss on sale of investments and foreign currency related transactions	5,250,359
Purchases of securities	(325,806,845)
Proceeds on sale of securities	352,907,938
Increase in other assets	(5,272)
Increase in interest and other receivable	(117,764)
Increase in prepaid expenses	(17,304)
Decrease in reimbursement due from manager	12,234
Decrease in accrued interest payable	(37,578)
Increase in payable for investment management fees	23,577
Decrease in loan commitments	(132,054)
Increase in accrued trustees fees	5,123
Decrease in other accrued expenses	(49,200)
Total adjustments	50,557,539
Net cash provided by operating activities	$59,195,398

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance											Total Investment Return(1)		Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders		Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)	Total Investment Return at closing market price(3)	Expenses, prior to fee waivers and/or recoupments, if any(4)(6)	Expenses (before interest and other fees related to revolving credit facility)(4)(6)	Expenses, net of fee waivers and/or recoupments, if any(4)(6)	Net investment income (loss)(4)(6)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
11-30-19+	5.54	0.23	(0.17)	—		—	0.06	(0.24)	—	(0.24)	5.36	4.83	1.64	5.27	2.91	1.62	2.90	5.52	791,713	32
02-28-19	5.69	0.29	(0.14)	—		—	0.15	(0.30)	—	(0.30)	5.54	4.82	3.37	(1.02)	2.92	1.64	2.90	5.16	818,100	60
02-28-18	5.80	0.30	(0.12)	—		—	0.18	(0.25)	(0.04)	(0.29)	5.69	5.17	3.62	(2.31)	2.55	1.64	2.54	4.58	840,774	89
02-28-17	5.36	0.31	0.45	—		—	0.76	(0.32)	—	(0.32)	5.80	5.59	14.93	28.24	2.24	1.62	2.24	5.44	857,138	67
02-29-16	5.93	0.32	(0.56)	—		—	(0.24)	(0.33)	—	(0.33)	5.36	4.63	(3.72)	(10.17)	2.08	1.61	2.08	5.54	792,177	44
02-28-15	6.08	0.33	(0.13)	—		—	0.20	(0.35)	—	(0.35)	5.93	5.49	3.83	(0.44)	2.10	1.64	2.09	5.58	876,412	68
02-28-14	6.02	0.40	0.07	—		—	0.47	(0.40)	(0.01)	(0.41)	6.08	5.87	8.15	(4.04)	2.15	1.65	2.15	6.47	898,254	96
02-28-13	5.79	0.46	0.19	—		—	0.65	(0.42)	—	(0.42)	6.02	6.55	11.72	27.73	2.14	1.63	2.14	7.76	887,047	93
02-29-12	6.08	0.35	(0.32)	(0.00	)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51	0.81	(3.11)	2.20	1.67	2.20	6.07	851,278	81
02-28-11	5.72	0.30	0.38	(0.00	)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02	12.32	7.09	1.93	1.59	1.93	4.87	893,661	60
02-28-10	3.81	0.28	1.95	(0.00	)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94	60.70	81.66	1.99 (5)	1.77 (5)	1.93	5.56	830,785	38

(1)  Total investment return calculations are attributable to Common Shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  Includes excise tax fully reimbursed by the Investment Adviser.

(6)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

+  Unaudited

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common Shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
11-30-19+	1.17	2.10	2.09	3.98	—	—	4	299,000	3,648	311,145	147,788
02-28-19	1.16	2.08	2.07	3.68	—	—	4	322,800	3,534	332,698	147,788
02-28-18	1.16	1.81	1.80	3.25	—	—	4	322,100	3,610	343,074	147,788
02-28-17	1.16	1.60	1.60	3.88	—	—	4	331,100	3,589	337,209	147,788
02-29-16	1.15	1.50	1.50	3.98	—	—	3	324,300	3,443	331,738	147,788
02-28-15	1.16	1.49	1.48	3.95	—	—	4	323,500	3,709	362,490	147,788
02-28-14	1.15	1.50	1.50	4.51	—	—	3	407,000	3,207	387,979	147,788
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and Preferred Shares expressed in relation to each $1,000 of borrowings and Preferred Shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any Preferred Shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and Preferred Shares, expressed in relation to the per share liquidation price of the Preferred Shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

+  Unaudited

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the 1940 Act, as a diversified, closed-end, management investment company. The Trust invests at least 80% of its assets (plus borrowings for investment purposes) in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Trust. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. The Trust is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Trust is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of the Trust is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of the Trust is calculated by dividing the value of the Trust's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to the Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Trust is closed for business, Trust shares will not be priced and the Trust does not transact purchase and redemption orders. To the extent the Trust's assets are traded in other markets on days when the Trust does not price its shares, the value of the Trust's assets will likely change and you will not be able to purchase or redeem shares of the Trust.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Trust will determine a fair value for the relevant asset in accordance with procedures adopted by the Trust's Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter ("OTC") market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Trust's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Trust may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Trust's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Trust. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Trust's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Trust.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

observable are classified as "Level 2" and significant unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Trust has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). The unfunded portion of revolver and delayed draw loans are booked once that portion becomes funded. Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported as other income on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the respective Portfolio of Investments.

For the period ended November 30, 2019, the Trust had an average quarterly contract amount on forward foreign currency contracts to buy and sell of $2,940,361 and $57,503,226, respectively. Please refer to the table within the Portfolio of Investments for open forward foreign currency contracts to buy and sell at November 30, 2019.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Trust may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Trust records distributions to its shareholders on the ex-dividend date.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

J.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's Common Shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

K.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended November 30, 2019, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $362,506,626 and $358,488,712, respectively. At November 30, 2019, the Trust held senior loans valued at $1,138,871,154 representing 99.9% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Common and Preferred Shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Trust has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Trust. The Investment Adviser oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 1.05% of the Trust's managed assets. For purposes of the Management Agreement, managed assets ("Managed Assets") are defined as the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2019 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Trust and is paid by the Investment Adviser based on the average daily Managed Assets of the Trust. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to 1.05% of Managed Assets plus 0.15% of average daily net assets.

The Investment Adviser may at a later date recoup from the Trust for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of November 30, 2019, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

November 30,
2020	2021	2022	Total
$5,972	$111,866	$149,579	$267,417

The expense limitation agreement is contractual through July 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Trust. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Trust purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Trust asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — COMMITMENTS

Effective July 15, 2019, the Trust has entered into a 364-day revolving credit agreement, collateralized by assets of the Trust, to borrow up to $390 million maturing July 13, 2020. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prior to July 15, 2019, the predecessor credit agreement was for $414 million, which matured on July 15, 2019. The amount of borrowings outstanding at November 30, 2019, was $299 million. The weighted average interest rate on outstanding borrowings at November 30, 2019 was 2.65%, excluding

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2019 (Unaudited) (continued)

NOTE 7 — COMMITMENTS (continued)

fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 25.65% of total assets at November 30, 2019. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended November 30, 2019 were $311,145,091 and the average annualized interest rate was 3.34% excluding other fees related to the unused portion of the facility, and other fees.

As of November 30, 2019, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan	$68,547
Mister Car Wash Holdings, Inc. 2019 Delayed Draw Term Loan	70,801
McDermott Technology Americas Inc 2018 1st Lien Term Loan	435,053
Total	$574,401

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of November 30, 2019, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
6/30/2015	25,000,000	22,368,376
6/30/2015	5,000,000	5,000,000

As of November 30, 2019 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of November 30, 2019, the Trust held no subordinated loans or unsecured loans.

NOTE 10 — CAPITAL SHARES

There was no capital shares activity during the period ended November 30, 2019 and during the year ended February 28, 2019.

Share Repurchase Program

Effective November 21, 2019, pursuant to an open-market share repurchase program, the Trust may purchase, over the period ending March 31, 2020, up to 10% of its stock in open-market transactions. The amount and timing of the repurchases will be at the discretion of the Trust's management, subject to market conditions and investment considerations. There is no assurance that the Trust will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share.

For the period ended November 30, 2019, the Trust had no repurchases.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2019 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Nine Months Ended November 30, 2019	Year Ended February 28, 2019
Ordinary Income	Ordinary Income
$35,025,688	$43,804,176

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of November 30, 2019 were:

Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards
Income	(Depreciation)	Amount	Character	Expiration
$5,434,775	$(46,738,546)	$(1,572,053)	Short-term	None
		(64,266,573)	Long-term	None
$(65,838,626)

The Trust's major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2019, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

The Trust has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2017-08 ("ASU 2017-08"), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Trust has concluded that the change in accounting principle does not materially impact the financial statement amounts.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019 and interim periods within those annual periods. At this time, the Trust has elected to early adopt the amendments that allow for removal of disclosure requirements related to

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2019 (Unaudited) (continued)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. These changes did not have a material impact on the Trust's financial statements. The Trust plans to adopt the amendments that require additional fair value measurement disclosures for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Trust is currently evaluating the impact of these changes on the financial statements.

NOTE 13 — AUDITOR CHANGE

On September 12, 2019, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm to the Trust. The decision to change independent registered public accounting firms was recommended by the Audit Committee of the Board and was approved by the Board.

KPMG's reports on the Trust's financial statements for the fiscal years ended February 28, 2019 and February 28, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended February 28, 2019 and February 28, 2018 and during the subsequent interim period through September 12, 2019: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such periods; and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On September 12, 2019, the Audit Committee of the Board recommended and the Board approved the selection of Ernst & Young LLP ("EY") as the Trust's independent registered public accounting firm for the fiscal year ending February 29, 2020. During the Trust's fiscal years ended February 28, 2019 and February 28, 2018, and the subsequent interim period through September 12, 2019, neither the Trust, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

NOTE 14 — SUBSEQUENT EVENTS

Subsequent to November 30, 2019, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0232	11/29/19	12/10/19	12/23/19
$0.0233	12/19/19	12/31/19	1/13/20

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 143.9%
	Aerospace & Defense: 2.4%
571,678	1199169 B.C. Unlimited Liability Company 2019 Term Loan B2, 6.104%, (US0003M + 4.000%), 04/06/26	$574,954	0.1
1,063,322	Dynasty Acquisition Co., Inc. 2019 Term Loan B1, 6.104%, (US0003M + 4.000%), 04/06/26	1,068,859	0.1
947,500	KBR, Inc. Term Loan B, 5.452%, (US0001M + 3.750%), 04/25/25	952,830	0.1
8,795,747	Maxar Technologies Ltd. Term Loan B, 4.854%, (US0003M + 2.750%), 10/04/24	7,823,501	1.0
2,410,295	TransDigm, Inc. 2018 Term Loan E, 4.202%, (US0001M + 2.500%), 05/30/25	2,410,796	0.3
3,033,815	TransDigm, Inc. 2018 Term Loan F, 4.202%, (US0001M + 2.500%), 06/09/23	3,039,503	0.4
3,246,236	TransDigm, Inc. 2018 Term Loan G, 4.202%, (US0001M + 2.500%), 08/22/24	3,248,940	0.4
		19,119,383	2.4
	Auto Components: 0.4%
3,095,643	Broadstreet Partners, Inc. 2018 Term Loan B, 4.952%, (US0001M + 3.250%), 11/08/23	3,099,512	0.4
	Automotive: 5.8%
1,090,000	Autokiniton US Holdings, Inc. Term Loan, 7.452%, (US0001M + 5.750%), 05/22/25	1,040,950	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	788,827	Belron Finance US LLC 2018 Term Loan B, 4.151%, (US0003M + 2.250%), 11/13/25	$791,045	0.1
	6,162,235	Belron Finance US LLC USD Term Loan B, 4.144%, (US0003M + 2.250%), 11/07/24	6,191,764	0.8
	272,727	Belron Finance US LLC 2019 USD Term Loan B, 4.436%, (US0003M + 2.500%), 10/30/26	273,989	0.0
	2,811,508	Bright Bidco B.V. 2018 Term Loan B, 5.473%, (US0003M + 3.500%), 06/30/24	1,346,010	0.2
	3,554,479	Dynacast International LLC Term Loan B2, 5.354%, (US0003M + 3.250%), 01/28/22	3,332,324	0.4
EUR	1,170,120	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,275,271	0.2
	9,185,633	Gates Global LLC 2017 USD Repriced Term Loan B, 4.452%, (US0001M + 2.750%), 04/01/24	9,174,151	1.2
	3,288,889	Hertz Corporation, (The) 2016 Term Loan B, 4.656%, (US0003M + 2.750%), 06/30/23	3,305,333	0.4
	1,265,438	Holley Purchaser, Inc. Term Loan B, 6.927%, (US0003M + 5.000%), 10/24/25	1,208,493	0.1
	501,232	KAR Auction Services, Inc. 2019 Term Loan B6, 4.000%, (US0001M + 2.250%), 09/19/26	504,678	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Automotive (continued)
695,412		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 03/20/25	$664,118	0.1
88,454	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 4.952%, (US0001M + 3.250%), 03/20/25	84,474	0.0
70,801	(1)	Mister Car Wash Holdings, Inc. 2019 Delayed Draw Term Loan, 5.585%, (US0003M + 3.500%), 05/14/26	70,748	0.0
1,412,477		Mister Car Wash Holdings, Inc. 2019 Term Loan B, 5.410%, (US0003M + 3.500%), 05/14/26	1,411,418	0.2
5,480,000		Panther BF Aggregator 2 LP USD Term Loan B, 5.202%, (US0001M + 3.500%), 04/30/26	5,474,860	0.7
1,507,839		Superior Industries International, Inc. 2018 1st Lien Term Loan B, 5.702%, (US0001M + 4.000%), 05/22/24	1,419,254	0.2
5,076,650		Tenneco, Inc. 2018 Term Loan B, 4.702%, (US0001M + 3.000%), 10/01/25	4,867,238	0.6
2,932,500		Truck Hero, Inc. 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 04/21/24	2,757,465	0.3
627,475		Truck Hero, Inc. 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 04/21/25	583,552	0.1
			45,777,135	5.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Beverage & Tobacco: 0.3%
	2,376,650	Sunshine Investments B.V. USD Term Loan B3, 5.160%, (US0003M + 3.250%), 03/28/25	$2,381,078	0.3
		Brokers, Dealers & Investment Houses: 1.0%
	5,994,962	Brookfield Property REIT Inc. 1st Lien Term Loan B, 4.200%, (US0003M + 2.500%), 08/27/25	5,924,845	0.8
	1,940,338	Forest City Enterprises, L.P. 2019 Term Loan B, 5.202%, (US0001M + 3.500%), 12/08/25	1,948,219	0.2
			7,873,064	1.0
		Building & Development: 3.4%
	3,463,572	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.210%, (US0001M + 2.500%), 03/24/24	3,471,691	0.4
	4,315,216	Core & Main LP 2017 Term Loan B, 4.671%, (US0001M + 2.750%), 08/01/24	4,272,064	0.5
	4,550,643	GYP Holdings III Corp. 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 06/01/25	4,545,664	0.6
	1,872,063	Henry Company LLC Term Loan B, 5.702%, (US0001M + 4.000%), 10/05/23	1,873,232	0.2
	1,613,183	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 6.104%, (US0003M + 4.000%), 05/30/25	1,497,571	0.2
EUR	1,000,000	LSF10 Edilians Investments S.a r.l. EUR Term Loan B2, 4.250%, (EUR003M + 4.250%), 10/10/25	1,107,997	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Building & Development (continued)
EUR	1,599,655		LSF10 XL Bidco S.C.A. EUR Term Loan B3, 4.000%, (EUR003M + 4.000%), 10/31/26	$1,719,820	0.2
	1,702,644		MX Holdings US, Inc. 2018 USD Term Loan B1C, 4.452%, (US0001M + 2.750%), 07/31/25	1,713,640	0.2
	4,310,060		Quikrete Holdings Inc Term Loan, 4.452%, (US0001M + 2.750%), 11/15/23	4,313,650	0.6
	546,675		SMG US Midco 2, Inc. 2017 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 01/23/25	547,529	0.1
	2,001,042		Werner FinCo LP 2017 Term Loan, 5.702%, (US0001M + 4.000%), 07/24/24	1,956,019	0.3
				27,018,877	3.4
			Building Materials: 0.8%
	6,650,862		NCI Building Systems, Inc. 2018 Term Loan, 5.509%, (US0001M + 3.750%), 04/12/25	6,588,430	0.8
			Business Equipment & Services: 14.6%
	934,615		24-7 Intouch Inc 2018 Term Loan, 5.952%, (US0001M + 4.250%), 08/25/25	906,577	0.1
	2,159,368	(2)	Acosta Holdco, Inc. 2015 Term Loan, 4.947%, (US0001M + 3.250%), 09/26/21	403,532	0.1
	390,993		Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 07/23/21	368,413	0.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,400,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 8.202%, (US0001M + 6.500%), 07/25/22	$1,212,166	0.2
	6,542,299	AlixPartners, LLP 2017 Term Loan B, 4.452%, (US0001M + 2.750%), 04/04/24	6,579,099	0.8
	1,866,900	Ascend Learning, LLC 2017 Term Loan B, 4.702%, (US0001M + 3.000%), 07/12/24	1,873,513	0.2
	1,258,680	Big Ass Fans, LLC 2018 Term Loan, 5.854%, (US0003M + 3.750%), 05/21/24	1,262,220	0.2
EUR	980,000	Canyon Valor Companies, Inc. EUR 2017 Term Loan B1, 3.000%, (EUR003M + 3.000%), 06/16/23	1,084,263	0.1
	3,394,504	Canyon Valor Companies, Inc. USD 2017 Term Loan B1, 4.854%, (US0003M + 2.750%), 06/16/23	3,399,456	0.4
	4,255,483	Colorado Buyer Inc Term Loan B, 4.770%, (US0001M + 3.000%), 05/01/24	3,573,086	0.5
	1,271,996	Convergint Technologies LLC 2018 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 02/03/25	1,255,565	0.2
	4,333,516	EIG Investors Corp. 2018 1st Lien Term Loan, 5.667%, (US0003M + 3.750%), 02/09/23	4,089,756	0.5
	2,154,966	Ellie Mae, Inc. Term Loan, 5.863%, (US0002M + 4.000%), 04/17/26	2,151,824	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	2,625,721	EVO Payments International LLC 2018 1st Lien Term Loan, 4.950%, (US0003M + 3.250%), 12/22/23	$2,634,748	0.3
	2,525,625	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 5.452%, (US0001M + 3.750%), 10/01/25	2,543,252	0.3
	900,000	Flexential Intermediate Corporation 2nd Lien Term Loan, 9.382%, (US0003M + 7.250%), 08/01/25	577,500	0.1
	1,295,275	GreenSky Holdings, LLC 2018 Term Loan B, 5.000%, (US0001M + 3.250%), 03/31/25	1,282,322	0.2
EUR	1,256,035	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR003M + 3.250%), 11/21/24	1,327,245	0.2
	1,017,060	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.064%, (US0003M + 4.000%), 11/21/24	970,021	0.1
	1,976,440	iQor US Inc. 2nd Lien Term Loan, 10.849%, (US0003M + 8.750%), 04/01/22	1,330,802	0.2
	2,969,672	iQor US Inc. Term Loan B, 7.099%, (US0003M + 5.000%), 04/01/21	2,599,701	0.3
	5,926,683	KUEHG Corp. 2018 Incremental Term Loan, 5.854%, (US0003M + 3.750%), 02/21/25	5,888,160	0.7
	1,664,650	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.336%, (US0003M + 3.250%), 03/13/25	1,660,142	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,250,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.685%, (US0003M + 7.500%), 03/13/26	$1,243,750	0.2
EUR	555,556	Markermeer Finance B.V. 2019 EUR 1st Lien Term Loan B, 4.250%, (EUR006M + 4.250%), 12/23/24	613,387	0.1
	1,050,000	Misys (Finastra) USD 2nd Lien Term Loan, 9.446%, (US0006M + 7.250%), 06/13/25	1,014,563	0.1
	2,040,533	NeuStar, Inc. 2018 Term Loan B4, 5.202%, (US0001M + 3.500%), 08/08/24	1,921,927	0.2
	3,814,451	NVA Holdings, Inc. Term Loan B3, 6.500%, (PRIME + 1.750%), 02/02/25	3,814,451	0.5
	4,501,450	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 01/03/25	4,489,494	0.6
	4,231,099	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 05/01/25	4,214,353	0.5
	1,008,433	Prometric Holdings, Inc. 1st Lien Term Loan, 4.710%, (US0001M + 3.000%), 01/29/25	994,567	0.1
	7,982,236	Red Ventures, LLC 2018 Term Loan B, 4.702%, (US0001M + 3.000%), 11/08/24	7,989,220	1.0
	250,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 8.702%, (US0001M + 7.000%), 05/29/26	231,875	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	1,402,250	Renaissance Learning, Inc. 2018 Add On Term Loan, 4.952%, (US0001M + 3.250%), 05/30/25	$1,378,879	0.2
	1,684,988	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.409%, (US0003M + 5.500%), 12/20/24	1,691,832	0.2
	688,409	Sandvine Corporation 2018 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 11/02/25	678,083	0.1
	1,416,907	Solera Holdings, Inc. USD Term Loan B, 4.452%, (US0001M + 2.750%), 03/03/23	1,398,310	0.2
	2,975,773	Spin Holdco Inc. 2017 Term Loan B, 5.251%, (US0003M + 3.250%), 11/14/22	2,910,059	0.4
	2,044,350	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 5.702%, (US0001M + 4.250%), 07/30/25	2,030,720	0.3
	2,688,994	Staples, Inc. 7 Year Term Loan, 6.781%, (US0001M + 5.000%), 04/16/26	2,658,982	0.3
	1,422,960	SurveyMonkey Inc. 2018 Term Loan B, 5.340%, (US0001W + 3.750%), 10/10/25	1,426,518	0.2
EUR	1,750,000	Techem Verwaltungsg- esellschaft 675 mbH EUR Term Loan B3, 3.500%, (EUR003M + 3.500%), 07/31/25	1,940,501	0.2
	4,434,528	Verifone Systems, Inc. 2018 1st Lien Term Loan, 5.899%, (US0003M + 4.000%), 08/20/25	4,291,790	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	4,255,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR003M + 3.000%), 10/20/22	$4,692,921	0.6
	3,064,847	Verra Mobility Corporation 2018 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 02/28/25	3,082,087	0.4
	4,261,950	Verscend Holding Corp. 2018 Term Loan B, 6.202%, (US0001M + 4.500%), 08/27/25	4,275,243	0.5
	4,039,970	West Corporation 2017 Term Loan, 5.927%, (US0003M + 4.000%), 10/10/24	3,306,040	0.4
	1,841,688	West Corporation 2018 Term Loan B1, 5.427%, (US0003M + 3.500%), 10/10/24	1,457,696	0.2
	2,276,625	Yak Access, LLC 2018 1st Lien Term Loan B, 6.702%, (US0001M + 5.000%), 07/11/25	2,145,719	0.3
	525,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 11.722%, (US0001M + 10.000%), 07/10/26	459,375	0.1
			115,325,705	14.6
		Cable & Satellite Television: 3.8%
	1,940,250	CSC Holdings LLC, 4.015%, (US0001M + 2.250%), 07/17/25	1,939,765	0.2
	3,683,375	CSC Holdings, LLC 2019 Term Loan B5, 4.327%, (US0002M + 2.500%), 04/15/27	3,695,622	0.5
	4,680,000	Numericable Group SA USD Term Loan B11, 4.452%, (US0001M + 2.750%), 07/31/25	4,570,605	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Cable & Satellite Television (continued)
7,139,063	Radiate Holdco, LLC 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 02/01/24	$7,100,691	0.9
1,870,000	Telesat Canada 2019 Term Loan, 4.656%, (US0003M + 2.750%), 11/22/26	1,873,974	0.2
1,709,979	Telesat Canada Term Loan B4, 4.610%, (US0003M + 2.500%), 11/17/23	1,714,040	0.2
6,124,231	Virgin Media Bristol LLC USD Term Loan N, 4.265%, (US0001M + 2.500%), 01/31/28	6,131,463	0.8
2,841,936	WideOpenWest Finance LLC 2017 Term Loan B, 4.953%, (US0001M + 3.250%), 08/18/23	2,766,448	0.4
		29,792,608	3.8
	Chemicals & Plastics: 3.8%
1,164,855	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.163%, (US0003M + 3.250%), 09/13/23	1,132,093	0.2
877,590	Allnex USA, Inc. USD Term Loan B3, 5.163%, (US0003M + 3.250%), 09/13/23	852,908	0.1
4,334,252	Alpha 3 B.V. 2017 Term Loan B1, 5.104%, (US0003M + 3.000%), 01/31/24	4,281,881	0.5
870,000	Ascend Performance Materials Operations LLC 2019 Term Loan B, 7.354%, (US0003M + 5.250%), 08/27/26	874,350	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,073,750	Composite Resins Holding B.V. 2018 Term Loan B, 6.144%, (US0003M + 4.250%), 08/01/25	$2,075,046	0.3
EUR	982,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,055,455	0.1
	2,325,537	Diamond (BC) B.V. USD Term Loan, 4.927%, (US0003M + 3.000%), 09/06/24	2,216,237	0.3
	2,390,078	Encapsys, LLC 1st Lien Term Loan, 5.202%, (US0001M + 3.500%), 11/07/24	2,399,041	0.3
EUR	2,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	1,817,970	0.2
	1,672,363	Polar US Borrower, LLC 2018 1st Lien Term Loan, 6.795%, (US0003M + 4.750%), 10/15/25	1,630,554	0.2
	8,857,793	Starfruit Finco B.V 2018 USD Term Loan B, 5.005%, (US0001M + 3.250%), 10/01/25	8,791,315	1.1
	2,227,928	Tronox Finance LLC Term Loan B, 4.609%, (US0001M + 2.750%), 09/23/24	2,224,214	0.3
	565,000	Univar Inc. 2019 USD Term Loan B5, 3.906%, (US0003M + 2.000%), 07/01/26	566,324	0.1
			29,917,388	3.8
		Clothing/Textiles: 0.5%
	3,743,020	Varsity Brands, Inc. 2017 Term Loan B, 5.202%, (US0001M + 3.500%), 12/15/24	3,558,676	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Containers & Glass Products: 5.4%
1,452,875	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.906%, (US0006M + 3.000%), 04/22/24	$1,396,576	0.2
9,112,175	Berry Global, Inc. USD Term Loan U, 4.258%, (US0001M + 2.500%), 07/01/26	9,164,060	1.2
3,588,364	BWAY Holding Company 2017 Term Loan B, 5.234%, (US0003M + 3.250%), 04/03/24	3,522,765	0.4
3,907,713	Charter NEX US, Inc. Incremental Term Loan, 5.202%, (US0001M + 3.500%), 05/16/24	3,918,459	0.5
2,409,485	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.093%, (US0003M + 3.000%), 12/29/23	2,340,212	0.3
5,538,438	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.349%, (US0003M + 3.250%), 06/29/25	5,389,593	0.7
1,861,438	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.265%, (US0001M + 3.500%), 05/01/25	1,707,869	0.2
225,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 9.515%, (US0001M + 7.750%), 05/01/26	215,156	0.0
460,000	Proampac AC Borrower LLC Second Lien Term Loan, 10.404%, (US0003M + 8.500%), 11/18/24	437,000	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
10,487,449	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.452%, (US0001M + 2.750%), 02/05/23	$10,521,313	1.3
2,768,891	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.452%, (US0001M + 2.750%), 10/31/24	2,767,160	0.3
1,205,061	Tricorbraun Holdings Inc First Lien Term Loan, 5.859%, (US0003M + 3.750%), 11/30/23	1,185,479	0.1
507,522	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 4.702%, (US0001M + 3.000%), 10/17/24	481,723	0.1
		43,047,365	5.4
	Cosmetics/Toiletries: 0.6%
2,395,800	Anastasia Parent, LLC 2018 Term Loan B, 5.677%, (US0003M + 3.750%), 08/11/25	1,952,577	0.3
2,517,236	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.159%, (US0003M + 4.250%), 06/30/24	2,491,434	0.3
		4,444,011	0.6
	Diversified Financial Services: 0.1%
1,059,933	Blucora, Inc. 2017 Term Loan B, 4.702%, (US0001M + 3.000%), 05/22/24	1,061,258	0.1
	Drugs: 1.5%
3,797,642	Alvogen Pharma US, Inc. 2018 Term Loan B, 6.450%, (US0001M + 4.750%), 04/02/22	3,239,863	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Drugs (continued)
4,665,074	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.250%, (US0001M + 3.500%), 05/04/25	$3,630,981	0.5
3,912,487	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.000%, (US0001M + 4.250%), 04/29/24	3,592,152	0.4
1,639,859	Horizon Pharma, Inc. 2019 Term Loan B, 4.313%, (US0001M + 2.500%), 05/22/26	1,648,828	0.2
		12,111,824	1.5
	Ecological Services & Equipment: 1.2%
5,729,390	ADS Waste Holdings Inc. Term Loan, 3.848%, (US0001W + 2.250%), 11/10/23	5,748,091	0.7
3,692,607	GFL Environmental Inc. 2018 USD Term Loan B, 4.702%, (US0001M + 3.000%), 05/30/25	3,658,450	0.5
		9,406,541	1.2
	Electronics/Electrical: 19.6%
1,782,353	ABC Financial Services, Inc. 1st Lien Term Loan, 6.013%, (US0001M + 4.250%), 01/02/25	1,771,213	0.2
2,259,001	ASG Technologies Group, Inc. 2018 Term Loan, 5.202%, (US0001M + 3.500%), 07/31/24	2,234,999	0.3
2,147,202	Barracuda Networks, Inc. 1st Lien Term Loan, 5.160%, (US0003M + 3.250%), 02/12/25	2,154,919	0.3
3,825,925	BMC Software Finance, Inc. 2018 USD Term Loan B, 5.952%, (US0001M + 4.250%), 10/02/25	3,684,844	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	638,534	Brave Parent Holdings, Inc. 1st Lien Term Loan, 5.927%, (US0003M + 4.000%), 04/18/25	$618,048	0.1
	614,059	Carbonite, Inc Term Loan B, 5.677%, (US0003M + 3.750%), 03/26/26	615,691	0.1
	1,811,700	Cohu, Inc. 2018 Term Loan B, 5.200%, (US0006M + 3.000%), 10/01/25	1,761,878	0.2
	1,270,974	Compuware Corporation 2018 Term Loan B, 5.702%, (US0001M + 4.000%), 08/22/25	1,279,976	0.2
	1,575,057	Dynatrace LLC 2018 1st Lien Term Loan, 4.452%, (US0001M + 2.750%), 08/22/25	1,584,410	0.2
	1,677,325	EagleView Technology Corporation 2018 Add On Term Loan B, 5.409%, (US0003M + 3.500%), 08/14/25	1,585,072	0.2
	567,813	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.355%, (US0003M + 4.250%), 06/26/25	495,416	0.1
	5,168,437	Epicor Software Corporation 1st Lien Term Loan, 4.960%, (US0001M + 3.250%), 06/01/22	5,176,835	0.7
	1,244,600	Exact Merger Sub LLC 1st Lien Term Loan, 6.354%, (US0003M + 4.250%), 09/27/24	1,239,739	0.2
EUR	997,500	GlobalFoundries Inc EUR Term Loan B, 5.000%, (EUR002M + 5.000%), 06/05/26	1,082,560	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	1,710,713	GlobalFoundries Inc USD Term Loan B, 6.625%, (US0002M + 4.750%), 06/05/26	$1,659,391	0.2
EUR	1,940,865	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 12/01/23	2,137,871	0.3
	2,100,954	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 4.952%, (US0001M + 3.250%), 12/01/23	2,103,580	0.3
	1,090,000	Helios Software Holdings, Inc. USD Term Loan, 6.183%, (US0003M + 4.250%), 10/24/25	1,079,100	0.1
	5,094,545	Hyland Software, Inc. 2018 1st Lien Term Loan, 5.202%, (US0001M + 3.500%), 07/01/24	5,115,560	0.6
	3,097,238	Imperva, Inc. 1st Lien Term Loan, 5.986%, (US0003M + 4.000%), 01/12/26	2,991,414	0.4
	1,040,000	Imperva, Inc. 2nd Lien Term Loan, 9.736%, (US0003M + 7.750%), 01/10/27	936,000	0.1
	3,000,000	Infor (US), Inc. Term Loan B6, 4.854%, (US0003M + 2.750%), 02/01/22	3,009,000	0.4
	5,927,644	Informatica Corporation 2018 USD Term Loan, 4.952%, (US0001M + 3.250%), 08/05/22	5,943,696	0.7
	2,532,614	Kronos Incorporated 2017 Term Loan B, 4.909%, (US0003M + 3.000%), 11/01/23	2,534,875	0.3
	378,763	Lumentum Holdings 2018 1st Lien Term Loan, 4.200%, (US0001M + 2.500%), 12/10/25	380,183	0.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	984,315	MA FinanceCo., LLC USD Term Loan B3, 4.202%, (US0001M + 2.500%), 06/21/24	$980,464	0.1
	5,186,971	McAfee, LLC 2018 USD Term Loan B, 5.452%, (US0001M + 3.750%), 09/30/24	5,196,697	0.7
	6,041,086	MH Sub I, LLC 2017 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 09/13/24	6,035,420	0.8
	1,510,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.202%, (US0001M + 7.500%), 09/15/25	1,510,000	0.2
EUR	1,985,000	OVH Groupe EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 11/27/26	2,200,742	0.3
	2,740,000	Project Boost Purchaser, LLC 2019 Term Loan B, 5.202%, (US0001M + 3.500%), 06/01/26	2,718,307	0.3
	1,592,963	Project Leopard Holdings, Inc. 2019 Term Loan, 6.450%, (US0001M + 4.250%), 07/07/23	1,594,954	0.2
	5,157,900	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.177%, (US0003M + 4.250%), 05/16/25	5,138,558	0.6
	1,610,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.177%, (US0003M + 8.250%), 05/18/26	1,581,825	0.2
	6,332,135	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.902%, (US0003M + 3.000%), 11/03/23	5,961,110	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	4,775,000	Riverbed Technology, Inc. 2016 Term Loan, 4.960%, (US0001M + 3.250%), 04/24/22	$3,829,378	0.5
	890,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 11/27/26	759,838	0.1
	3,184,000	Rocket Software, Inc. 2018 Term Loan, 5.952%, (US0001M + 4.250%), 11/28/25	2,881,520	0.4
	4,376,250	RP Crown Parent LLC Term Loan B, 4.450%, (US0001M + 2.750%), 10/12/23	4,382,246	0.5
	6,647,319	Seattle Spinco, Inc. USD Term Loan B3, 4.202%, (US0001M + 2.500%), 06/21/24	6,621,315	0.8
	3,329,838	Severin Acquisition, LLC 2018 Term Loan B, 5.144%, (US0003M + 3.250%), 08/01/25	3,292,377	0.4
EUR	1,000,759	SGB-SMIT Management GmbH EUR Term Loan B, 4.500%, (EUR006M + 4.500%), 07/18/24	574,749	0.1
	1,561,903	Sirius Computer Solutions, Inc. 2019 Term Loan B, 6.354%, (US0003M + 4.250%), 07/01/26	1,565,320	0.2
	4,758,936	SkillSoft Corporation 1st Lien Term Loan, 6.946%, (US0003M + 4.750%), 04/28/21	3,688,175	0.5
	7,754,899	SolarWinds Holdings, Inc. 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 02/05/24	7,790,641	1.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,361,250	SonicWall US Holdings Inc. 1st Lien Term Loan, 5.399%, (US0003M + 3.500%), 05/16/25	$1,310,203	0.2
570,000	SonicWall US Holdings Inc. 2nd Lien Term Loan, 9.399%, (US0003M + 7.500%), 05/18/26	502,550	0.1
1,522,997	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 3.952%, (US0001M + 2.250%), 04/16/25	1,532,833	0.2
2,339,633	SS&C Technologies Inc. 2018 Term Loan B3, 3.952%, (US0001M + 2.250%), 04/16/25	2,354,674	0.3
2,915,000	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 7.104%, (US0003M + 5.000%), 05/29/26	2,672,326	0.3
2,064,400	TriTech Software Systems 2018 Term Loan B, 5.452%, (US0001M + 3.750%), 08/29/25	1,919,892	0.2
3,263,057	TTM Technologies, Inc. 2017 Term Loan, 4.281%, (US0001M + 2.500%), 09/28/24	3,269,854	0.4
4,990,000	Ultimate Software Group Inc(The) Term Loan B, 5.452%, (US0001M + 3.750%), 05/04/26	5,019,940	0.6
6,411,675	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.267%, (US0001M + 4.500%), 01/27/23	6,008,272	0.8
4,307,450	Vertafore, Inc. 2018 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 07/02/25	4,188,995	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
1,070,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 8.952%, (US0001M + 7.250%), 07/02/26	$1,047,263	0.1
665,946	Web.com Group, Inc. 2018 2nd Lien Term Loan, 9.513%, (US0001M + 7.750%), 10/09/26	642,084	0.1
1,635,616	Web.com Group, Inc. 2018 Term Loan B, 5.513%, (US0001M + 3.750%), 10/10/25	1,610,400	0.2
1,576,000	Xperi Corporation 2018 Term Loan B1, 4.202%, (US0001M + 2.500%), 12/01/23	1,553,838	0.2
		155,113,030	19.6
	Financial Intermediaries: 2.9%
3,230,418	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 06/15/25	3,226,380	0.4
1,047,738	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 3.952%, (US0001M + 2.250%), 04/23/26	1,051,667	0.2
2,502,225	Cushman & Wakefield U.S. Borrower, LLC 2018 Add On Term Loan B, 4.952%, (US0001M + 3.250%), 08/21/25	2,514,331	0.3
5,704,400	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 4.972%, (US0001M + 3.250%), 07/21/25	5,688,000	0.7
2,428,163	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.202%, (US0001M + 2.500%), 07/03/24	2,441,821	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,799,677	LPL Holdings, Inc. 2019 Term Loan B1, 3.450%, (US0001M + 1.750%), 11/12/26	$3,817,091	0.5
794,367	VFH Parent LLC 2019 Term Loan B, 6.044%, (US0001M + 3.500%), 03/01/26	794,202	0.1
3,203,182	Victory Capital Holdings, Inc. 2019 Term Loan B, 5.349%, (US0003M + 3.250%), 07/01/26	3,224,537	0.4
		22,758,029	2.9
	Food Products: 3.0%
2,302,600	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 5.508%, (US0001M + 3.750%), 10/01/25	2,315,073	0.3
205,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 9.508%, (US0003M + 7.750%), 10/01/26	202,950	0.0
2,316,425	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.734%, (US0003M + 3.750%), 07/07/24	2,333,798	0.3
3,398,011	B&G Foods, Inc. 2019 Term Loan B4, 4.202%, (US0001M + 2.500%), 10/10/26	3,415,708	0.4
864,063	CHG PPC Parent LLC 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 03/31/25	868,383	0.1
1,344,567	Del Monte Foods, Inc. 1st Lien Term Loan, 5.165%, (US0003M + 3.250%), 02/18/21	1,176,017	0.2
6,555,224	IRB Holding Corp 1st Lien Term Loan, 5.216%, (US0003M + 3.250%), 02/05/25	6,566,834	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Products (continued)
	2,331,997	JBS USA Lux S.A. 2019 Term Loan B, 4.202%, (US0001M + 2.500%), 05/01/26	$2,344,142	0.3
	668,489	NPC International, Inc. 1st Lien Term Loan, 5.427%, (US0003M + 3.500%), 04/19/24	333,130	0.1
	605,000	NPC International, Inc. 2nd Lien Term Loan, 9.427%, (US0003M + 7.500%), 04/18/25	77,390	0.0
EUR	3,785,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/02/25	4,144,247	0.5
			23,777,672	3.0
		Food Service: 1.7%
	897,750	Carrols Restaurant Group, Inc. Term Loan B, 4.960%, (US0001M + 3.250%), 04/30/26	875,867	0.1
	548,175	Fogo De Chao, Inc. 2018 Add On Term Loan, 5.952%, (US0001M + 4.250%), 04/07/25	549,888	0.1
	4,603,063	Golden Nugget, Inc. 2017 Incremental Term Loan B, 4.683%, (US0003M + 2.750%), 10/04/23	4,610,975	0.6
	2,207,063	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.389%, (US0001M + 3.688%), 05/23/25	2,054,224	0.2
	2,480,000	US Foods, Inc. 2019 Term Loan B, 3.702%, (US0001M + 2.000%), 09/13/26	2,489,300	0.3
	3,000,000	Welbilt, Inc. 2018 Term Loan B, 4.734%, (US0001M + 2.500%), 10/23/25	3,011,175	0.4
			13,591,429	1.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food/Drug Retailers: 2.3%
	4,809,524	Albertsons, LLC 2019 Term Loan B7, 4.452%, (US0001M + 2.750%), 11/17/25	$4,848,577	0.6
	2,646,144	Albertsons, LLC 2019 Term Loan B8, 4.452%, (US0001M + 2.750%), 08/17/26	2,666,935	0.3
EUR	1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.000%, (EUR003M + 3.000%), 06/23/25	1,106,758	0.1
	2,762,941	EG Finco Limited 2018 USD Term Loan, 6.104%, (US0003M + 4.000%), 02/07/25	2,694,559	0.4
	517,125	EG Group Limited 2018 USD Term Loan B, 6.104%, (US0003M + 4.000%), 02/07/25	504,326	0.1
	4,033,499	Moran Foods LLC Term Loan, 8.104%, (US0003M + 6.000%), 12/05/23	1,478,951	0.2
	1,480,000	Portillo Restaurant Group (The) Term Loan, 7.406%, (US0003M + 5.500%), 08/02/24	1,476,914	0.2
	3,831,050	United Natural Foods, Inc. Term Loan B, 5.952%, (US0001M + 4.250%), 10/22/25	3,161,811	0.4
			17,938,831	2.3
		Forest Products: 0.5%
	2,836,969	Blount International Inc. 2018 Term Loan B, 5.946%, (US0006M + 3.750%), 04/12/23	2,841,105	0.3
	1,385,000	LABL, Inc. 2019 USD Term Loan, 6.281%, (US0001M + 4.500%), 07/01/26	1,381,538	0.2
			4,222,643	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care: 15.4%
784,075	Accelerated Health Systems, LLC Term Loan B, 5.258%, (US0001M + 3.500%), 10/31/25	$786,035	0.1
2,597,314	ADMI Corp. 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 04/30/25	2,573,504	0.3
805,950	Agiliti Health, Inc Term Loan, 4.813%, (US0001M + 3.000%), 01/04/26	805,950	0.1
2,073,072	Air Methods Corporation 2017 Term Loan B, 5.604%, (US0003M + 3.500%), 04/22/24	1,724,106	0.2
3,730,920	Athenahealth, Inc. 2019 Term Loan B, 6.401%, (US0003M + 4.500%), 02/11/26	3,733,998	0.5
2,833,552	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.202%, (US0001M + 3.500%), 05/10/23	2,789,867	0.4
3,805,876	Auris Luxembourg III S.a.r.l. 2019 USD Term Loan B, 5.441%, (US0001M + 3.750%), 02/27/26	3,790,017	0.5
7,435,805	Bausch Health Companies, Inc. 2018 Term Loan B, 4.765%, (US0001M + 3.000%), 06/02/25	7,478,144	0.9
662,641	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 4.952%, (US0001M + 3.250%), 09/01/24	619,569	0.1
6,852,850	Change Healthcare Holdings LLC 2017 Term Loan B, 4.202%, (US0001M + 2.500%), 03/01/24	6,860,806	0.9
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,091,107	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.702%, (US0001M + 3.000%), 06/07/23	$4,097,927	0.5
EUR	1,000,000	Cidron Atrium SE 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 04/16/25	1,105,702	0.1
	5,261,323	Concentra Inc. 2018 1st Lien Term Loan, 4.540%, (US0003M + 2.500%), 06/01/22	5,272,241	0.7
	4,661,064	DaVita, Inc. 2019 Term Loan B, 3.952%, (US0001M + 2.250%), 08/12/26	4,693,109	0.6
	1,717,902	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 06/06/25	1,682,828	0.2
	1,705,781	Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.409%, (US0003M + 4.500%), 12/20/24	1,530,938	0.2
	1,540,000	Emerald TopCo Inc Term Loan, 5.202%, (US0001M + 3.500%), 07/24/26	1,535,187	0.2
	10,649,525	Envision Healthcare Corporation 2018 1st Lien Term Loan, 5.416%, (US0001M + 3.750%), 10/10/25	8,503,646	1.1
	4,147,189	ExamWorks Group, Inc. 2017 Term Loan, 4.952%, (US0001M + 3.250%), 07/27/23	4,171,380	0.5
	7,625,243	Global Medical Response, Inc. 2018 Term Loan B1, 4.972%, (US0001M + 3.250%), 04/28/22	7,222,538	0.9
	2,666,221	GoodRx, Inc. 1st Lien Term Loan, 4.503%, (US0003M + 2.750%), 10/10/25	2,669,554	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
2,495,718	Inovalon Holdings, Inc. 2018 Term Loan B, 5.313%, (US0001M + 3.500%), 04/02/25	$2,504,688	0.3
8,319,028	Jaguar Holding Company II 2018 Term Loan, 4.202%, (US0001M + 2.500%), 08/18/22	8,338,960	1.1
860,000	Medical Solutions L.L.C. 2017 Term Loan, 6.202%, (US0001M + 4.500%), 06/14/24	856,775	0.1
2,663,141	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.854%, (US0003M + 2.750%), 06/07/23	2,550,789	0.3
1,550,039	nThrive, Inc. 2016 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 10/20/22	1,278,782	0.2
3,337,818	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.306%, (US0003M + 3.250%), 06/30/25	3,301,309	0.4
2,778,038	Phoenix Guarantor Inc Term Loan B, 6.270%, (US0001M + 4.500%), 03/05/26	2,796,267	0.4
2,342,300	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.202%, (US0001M + 4.500%), 11/17/25	2,356,696	0.3
5,023,758	Select Medical Corporation 2017 Term Loan B, 4.580%, (US0003M + 2.500%), 03/06/25	5,015,343	0.6
4,218,747	Sotera Health Holdings, LLC 2017 Term Loan, 4.927%, (US0003M + 3.000%), 05/15/22	4,207,145	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,630,000	Sotera Health Holdings, LLC 2019 Term Loan, 6.156%, (US0003M + 4.250%), 11/20/26	$1,626,605	0.2
3,780,405	Surgery Center Holdings, Inc. 2017 Term Loan B, 4.960%, (US0001M + 3.250%), 09/02/24	3,739,055	0.5
1,854,283	Team Health Holdings, Inc. 1st Lien Term Loan, 4.452%, (US0001M + 2.750%), 02/06/24	1,321,176	0.2
918,850	Tecomet Inc. 2017 Repriced Term Loan, 5.013%, (US0001M + 3.250%), 05/01/24	920,285	0.1
1,146,044	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.702%, (US0001M + 3.000%), 06/23/24	1,134,584	0.1
3,019,837	Vizient, Inc. 2019 Term Loan B5, 4.452%, (US0001M + 2.750%), 05/06/26	3,030,407	0.4
2,937,873	Wink Holdco, Inc 1st Lien Term Loan B, 4.702%, (US0001M + 3.000%), 12/02/24	2,906,659	0.4
		121,532,571	15.4
	Home Furnishings: 0.3%
2,735,000	Prime Security Services Borrower, LLC 2019 Term Loan B1, 5.035%, (US0001M + 3.250%), 09/23/26	2,707,992	0.3
	Industrial Equipment: 2.7%
1,915,000	APi Group DE, Inc. Term Loan B, 4.202%, (US0001M + 2.500%), 10/01/26	1,927,867	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Industrial Equipment (continued)
	828,738	CPM Holdings, Inc. 2018 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 11/17/25	$800,768	0.1
	1,617,594	EWT Holdings III Corp. 2017 Repriced Term Loan, 4.702%, (US0001M + 3.000%), 12/20/24	1,624,671	0.2
	4,108,423	Filtration Group Corporation 2018 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 03/29/25	4,125,111	0.5
EUR	2,927,595	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR001M + 3.000%), 07/30/24	3,244,438	0.4
	2,256,353	Gardner Denver, Inc. 2017 USD Term Loan B, 4.452%, (US0001M + 2.750%), 07/30/24	2,267,630	0.3
	2,205,000	Granite Holdings US Acquisition Co. Term Loan B, 7.354%, (US0003M + 5.250%), 09/30/26	2,155,387	0.3
	2,036,606	Kenan Advantage Group, Inc. 2015 Term Loan, 4.702%, (US0001M + 3.000%), 07/31/22	1,995,874	0.3
	566,045	Kenan Advantage Group, Inc. CAD Term Loan B, 4.702%, (US0001M + 3.000%), 07/31/22	554,724	0.1
EUR	2,000,000	Kiloutou NewCo 2018 EUR Term Loan B, 3.500%, (EUR001M + 3.500%), 01/31/25	2,211,587	0.3
	265,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 8.520%, (US0001M + 6.750%), 02/02/26	257,713	0.0
			21,165,770	2.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Insurance: 8.5%
1,019,875	Achilles Acquisition LLC 2018 Term Loan, 5.750%, (US0001M + 4.000%), 10/13/25	$1,018,600	0.1
6,842,881	Acrisure, LLC 2017 Term Loan B, 6.354%, (US0003M + 4.250%), 11/22/23	6,817,220	0.9
2,710,712	Acrisure, LLC 2018 Term Loan B, 5.854%, (US0003M + 3.750%), 11/22/23	2,688,124	0.3
1,481,998	Alera Group Holdings, Inc. 2018 Term Loan B, 6.202%, (US0001M + 4.500%), 08/01/25	1,491,260	0.2
6,727,384	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 4.702%, (US0001M + 3.000%), 05/09/25	6,673,564	0.8
114,713	Alliant Holdings Intermediate, LLC Term Loan B, 5.015%, (US0001M + 3.250%), 05/09/25	114,300	0.0
3,792,734	AmWINS Group, Inc. 2017 Term Loan B, 4.465%, (US0001M + 2.750%), 01/25/24	3,807,431	0.5
4,943,272	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.354%, (US0003M + 3.250%), 09/19/24	4,929,149	0.6
650,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.104%, (US0003M + 7.000%), 09/19/25	661,916	0.1
947,838	Aretec Group, Inc. 2018 Term Loan, 5.952%, (US0001M + 4.250%), 10/01/25	899,261	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Insurance (continued)
6,295,336	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.202%, (US0001M + 3.500%), 10/22/24	$6,286,680	0.8
5,304,349	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.460%, (US0001M + 2.750%), 04/29/24	5,282,246	0.7
6,431,138	Hub International Limited 2018 Term Loan B, 4.690%, (US0003M + 2.750%), 04/25/25	6,348,234	0.8
5,847,620	NFP Corp. Term Loan B, 4.702%, (US0001M + 3.000%), 01/08/24	5,789,144	0.7
9,304,862	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 4.952%, (US0001M + 3.250%), 12/31/25	9,159,474	1.2
5,226,089	USI, Inc. 2017 Repriced Term Loan, 5.104%, (US0003M + 3.000%), 05/16/24	5,165,989	0.7
		67,132,592	8.5
	Leisure Good/Activities/Movies: 8.1%
460,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 10.452%, (US0001M + 8.750%), 04/27/26	423,200	0.1
5,328,237	AMC Entertainment Holdings Inc. 2019 Term Loan B, 5.230%, (US0006M + 3.000%), 04/22/26	5,356,877	0.7
3,829,821	Bombardier Recreational Products, Inc. 2019 Incremental Term Loan B2, 4.202%, (US0001M + 2.500%), 05/23/25	3,842,586	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,679,445	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.854%, (US0003M + 2.750%), 09/18/24	$1,539,211	0.2
	7,170,548	Crown Finance US, Inc. 2018 USD Term Loan, 3.952%, (US0001M + 2.250%), 02/28/25	7,159,025	0.9
	2,755,000	Crown Finance US, Inc. 2019 Incremental Term Loan, 4.202%, (US0001M + 2.500%), 09/30/26	2,750,868	0.4
	3,552,587	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.202%, (US0001M + 2.500%), 02/01/24	3,530,383	0.5
	4,090,370	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 03/08/24	4,091,903	0.5
	4,576,758	Fitness International, LLC 2018 Term Loan B, 4.952%, (US0001M + 3.250%), 04/18/25	4,553,874	0.6
EUR	987,500	Fluidra Finco SLU 2018 EUR Term Loan B, 2.750%, (EUR001M + 2.750%), 07/02/25	1,097,208	0.1
EUR	3,735,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	4,104,292	0.5
	1,600,625	GVC Holdings PLC 2018 USD Term Loan B2, 4.446%, (US0006M + 2.250%), 03/29/24	1,600,625	0.2
EUR	2,000,000	GVC Holdings PLC 2019 EUR Term Loan B, 2.500%, (EUR006M + 2.500%), 03/29/24	2,214,617	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies (continued)
	3,181,141	Intrawest Resorts Holdings, Inc. Term Loan B1, 4.452%, (US0001M + 2.750%), 07/31/24	$3,195,059	0.4
	3,182,930	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.200%, (US0001M + 3.500%), 07/03/24	3,189,535	0.4
	4,773,346	Life Time, Inc. 2017 Term Loan B, 4.658%, (US0003M + 2.750%), 06/10/22	4,781,552	0.6
	348,485	Motion Finco Sarl Delayed Draw Term Loan B2, 5.156%, (US0003M + 3.250%), 11/04/26	351,679	0.0
	2,651,515	Motion Finco Sarl USD Term Loan B1, 5.156%, (US0003M + 3.250%), 11/13/26	2,675,822	0.3
	1,180,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 8.702%, (US0001M + 7.000%), 10/19/26	1,073,800	0.1
	1,250,539	SRAM, LLC 2018 Term Loan B, 4.515%, (US0001M + 2.750%), 03/15/24	1,256,792	0.2
EUR	908,274	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR001M + 4.000%), 02/01/26	996,150	0.1
	1,554,102	Thor Industries, Inc. USD Term Loan B, 5.563%, (US0001M + 3.750%), 02/01/26	1,547,284	0.2
	868,438	WeddingWire, Inc. 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 12/19/25	870,609	0.1
	315,000	WeddingWire, Inc. 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 12/21/26	311,850	0.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,525,688	Zodiac Pool Solutions LLC 2018 Term Loan B, 3.952%, (US0001M + 2.250%), 07/02/25	$1,531,091	0.2
		64,045,892	8.1
	Leisure Time: 0.3%
3,110,625	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.202%, (US0001M + 3.500%), 05/30/25	2,329,858	0.3
	Lodging & Casinos: 6.4%
10,714,836	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.452%, (US0001M + 2.750%), 12/23/24	10,654,565	1.3
673,705	Eldorado Resorts LLC 2017 Term Loan B, 4.401%, (US0001M + 2.250%), 04/17/24	673,810	0.1
4,481,503	Everi Payments Inc. Term Loan B, 4.702%, (US0001M + 3.000%), 05/09/24	4,491,004	0.6
3,289,559	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.700%, (US0001M + 3.000%), 10/21/24	3,302,921	0.4
4,842,304	PCI Gaming Authority Term Loan, 4.702%, (US0001M + 3.000%), 05/29/26	4,875,091	0.6
8,590,055	Scientific Games International, Inc. 2018 Term Loan B5, 4.452%, (US0001M + 2.750%), 08/14/24	8,568,580	1.1
10,714,382	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.604%, (US0003M + 3.500%), 07/10/25	10,778,443	1.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Lodging & Casinos (continued)
7,665,525	Station Casinos LLC 2016 Term Loan B, 4.210%, (US0001M + 2.500%), 06/08/23	$7,694,256	1.0
		51,038,670	6.4
	Nonferrous Metals/Minerals: 1.1%
8,044,411	Covia Holdings Corporation Term Loan, 6.043%, (US0003M + 4.000%), 06/01/25	5,705,249	0.7
3,324,023	U.S. Silica Company 2018 Term Loan B, 5.750%, (US0001M + 4.000%), 05/01/25	2,855,336	0.4
		8,560,585	1.1
	Oil & Gas: 1.8%
1,096,125	Brazos Delaware II, LLC Term Loan B, 5.722%, (US0001M + 4.000%), 05/21/25	887,861	0.1
1,395,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 8.452%, (US0001M + 6.750%), 10/29/25	990,450	0.1
1,380,413	Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.210%, (US0001M + 4.500%), 12/23/24	1,232,018	0.2
2,272,050	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.349%, (US0003M + 3.250%), 10/01/25	2,247,437	0.3
1,869,730	HGIM Corp. 2018 Exit Term Loan, 8.034%, (US0003M + 6.000%), 07/02/23	1,465,401	0.2
1,925,175	Lower Cadence Holdings LLC Term Loan B, 5.702%, (US0001M + 4.000%), 05/22/26	1,828,114	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,279,288		Lucid Energy Group II LLC Incremental Term Loan B2, 4.708%, (US0001M + 3.000%), 02/19/25	$1,960,187	0.3
1,974,925	(1)	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.104%, (US0003M + 5.000%), 05/09/25	968,329	0.1
441,663		Moda Ingleside Energy Center, LLC 2018 Term Loan B, 4.952%, (US0001M + 3.250%), 09/29/25	442,767	0.1
1,001,056		Navitas Midstream Midland Basin, LLC Term Loan B, 6.202%, (US0001M + 4.500%), 12/13/24	928,480	0.1
1,147,125		UGI Energy Services, LLC Term Loan B, 5.452%, (US0001M + 3.750%), 08/13/26	1,153,339	0.1
			14,104,383	1.8
		Publishing: 0.7%
5,167,112		Meredith Corporation 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 01/31/25	5,196,983	0.7
		Radio & Television: 5.4%
2,807,619		A-L Parent LLC 2016 1st Lien Term Loan, 4.960%, (US0001M + 3.250%), 12/01/23	2,819,902	0.4
4,000,000		Clear Channel Outdoor Holdings, Inc. Term Loan B, 5.202%, (US0001M + 3.500%), 08/21/26	4,016,876	0.5
925,000		Cumulus Media New Holdings Inc. Term Loan B, 5.452%, (US0001M + 3.750%), 03/31/26	931,591	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Radio & Television (continued)
4,705,000	Diamond Sports Group, LLC Term Loan, 4.960%, (US0001M + 3.250%), 08/24/26	$4,701,081	0.6
4,141,254	Entercom Media Corp. 2017 Term Loan B, 4.452%, (US0001M + 2.750%), 11/18/24	4,163,650	0.5
3,575,121	NASCAR Holdings, Inc Term Loan B, 4.513%, (US0001M + 2.750%), 10/19/26	3,602,771	0.5
9,196,706	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 4.452%, (US0001M + 2.750%), 09/18/26	9,243,507	1.2
5,630,098	Sinclair Television Group Inc. Term Loan B2B, 4.270%, (US0001M + 2.500%), 09/30/26	5,661,700	0.7
7,706,515	Univision Communications Inc. Term Loan C5, 4.452%, (US0001M + 2.750%), 03/15/24	7,558,003	0.9
		42,699,081	5.4
	Rail Industries: 0.1%
950,000	Genesee & Wyoming Inc. (New) Term Loan, 3.906%, (US0003M + 2.000%), 11/06/26	957,719	0.1
	Retailers (Except Food & Drug): 4.0%
1,175,708	Abercrombie & Fitch Management Co. 2018 Term Loan B1, 5.220%, (US0001M + 3.500%), 08/07/21	1,176,811	0.2
1,465,950	Academy, Ltd. 2015 Term Loan B, 5.783%, (US0001M + 4.000%), 07/01/22	1,108,258	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,557,591	Bass Pro Group, LLC Term Loan B, 6.702%, (US0001M + 5.000%), 09/25/24	$3,505,337	0.4
	2,921,619	Belk, Inc. TL B 1L, 6.803%, (US0002M + 4.750%), 12/12/22	2,337,295	0.3
	2,355,814	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 4.509%, (US0001M + 2.750%), 02/03/24	2,364,916	0.3
	4,532,009	Jo-Ann Stores, Inc. 2016 Term Loan, 6.934%, (US0003M + 5.000%), 10/20/23	3,382,012	0.4
	4,128,525	Leslies Poolmart, Inc. 2016 Term Loan, 5.344%, (US0001M + 3.500%), 08/16/23	3,870,493	0.5
	4,432,990	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.031%, (US0001M + 3.250%), 04/09/25	3,047,681	0.4
EUR	5,909,551	Peer Holding III B.V. 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 03/08/25	6,491,960	0.8
	5,582,500	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.177%, (US0003M + 3.250%), 01/26/23	4,432,505	0.6
			31,717,268	4.0
		Software: 0.5%
	4,278,158	Misys (Finastra) - Term Loan B 1L, 5.696%, (US0006M + 3.500%), 06/13/24	4,190,811	0.5
		Steel: 0.3%
	2,829,486	GrafTech Finance, Inc. 2018 Term Loan B, 5.202%, (US0001M + 3.500%), 02/12/25	2,765,823	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Surface Transport: 1.4%
5,047,594	Navistar International Corporation 2017 1st Lien Term Loan B, 5.270%, (US0001M + 3.500%), 11/06/24	$5,030,240	0.6
3,550,075	PODS, LLC 2018 1st Lien Term Loan, 4.515%, (US0001M + 2.750%), 12/06/24	3,558,950	0.5
2,485,374	Savage Enterprises LLC 2018 1st Lien Term Loan B, 5.770%, (US0001M + 4.000%), 08/01/25	2,512,092	0.3
		11,101,282	1.4
	Telecommunications: 9.1%
686,530	Altice Financing SA 2017 USD Term Loan B, 4.515%, (US0001M + 2.750%), 07/15/25	671,941	0.1
1,930,600	Altice Financing SA USD 2017 1st Lien Term Loan, 4.472%, (US0001M + 2.750%), 01/31/26	1,894,401	0.2
970,151	Altice France S.A. USD Term Loan B12, 5.453%, (US0001M + 3.688%), 01/31/26	961,156	0.1
2,215,000	Asurion LLC 2017 2nd Lien Term Loan, 8.202%, (US0001M + 6.500%), 08/04/25	2,228,153	0.3
5,153,275	Asurion LLC 2017 Term Loan B4, 4.702%, (US0001M + 3.000%), 08/04/22	5,168,307	0.7
6,007,260	Asurion LLC 2018 Term Loan B6, 4.702%, (US0001M + 3.000%), 11/03/23	6,018,523	0.8
4,199,362	Asurion LLC 2018 Term Loan B7, 4.702%, (US0001M + 3.000%), 11/03/24	4,208,110	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,843,984	Avaya, Inc. 2018 Term Loan B, 6.015%, (US0001M + 4.250%), 12/15/24	$4,633,271	0.6
10,773,585	CenturyLink, Inc. 2017 Term Loan B, 4.452%, (US0001M + 2.750%), 01/31/25	10,783,690	1.4
4,875,000	CommScope, Inc. 2019 Term Loan B, 4.952%, (US0001M + 3.250%), 04/06/26	4,850,625	0.6
1,505,000	Connect Finco Sarl Term Loan B, 6.406%, (US0003M + 4.500%), 09/23/26	1,500,297	0.2
2,133,073	Consolidated Communications, Inc. 2016 Term Loan B, 4.710%, (US0001M + 3.000%), 10/04/23	1,974,426	0.2
4,370,800	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.604%, (US0003M + 3.500%), 08/01/24	3,551,275	0.4
2,438,813	Global Tel*Link Corporation 2018 1st Lien Term Loan, 5.952%, (US0001M + 4.250%), 11/29/25	2,109,573	0.3
1,700,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 11/29/26	1,400,800	0.2
3,721,734	GTT Communications, Inc. 2018 USD Term Loan B, 4.450%, (US0001M + 2.750%), 05/31/25	2,871,939	0.4
3,460,000	Iridium Satellite LLC Term Loan, 5.452%, (US0001M + 3.750%), 11/04/26	3,499,465	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Telecommunications (continued)
3,201,940	Level 3 Financing Inc. 2017 Term Loan B, 3.952%, (US0001M + 1.750%), 02/22/24	$3,204,607	0.4
2,220,819	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 11/01/24	1,606,392	0.2
1,821,938	Speedcast International Limited Term Loan B, 4.854%, (US0003M + 2.750%), 05/15/25	1,667,073	0.2
5,026,125	Sprint Communications, Inc. 1st Lien Term Loan B, 4.250%, (US0001M + 2.500%), 02/02/24	4,975,864	0.6
2,125,000	Telenet Financing USD LLC USD Term Loan AN, 4.015%, (US0001M + 2.250%), 08/15/26	2,128,187	0.3
		71,908,075	9.1
	Utilities: 2.2%
4,912,500	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.202%, (US0001M + 2.500%), 01/15/25	4,930,156	0.6
3,000,000	Calpine Corporation 2019 Term Loan B10, 4.202%, (US0001M + 2.500%), 08/12/26	3,012,657	0.4
826,441	Edgewater Generation, L.L.C. Term Loan, 5.452%, (US0001M + 3.750%), 12/13/25	786,152	0.1
1,453,858	Heritage Power LLC Term Loan B, 8.205%, (US0006M + 6.000%), 07/30/26	1,412,060	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,063,568		LMBE-MC Holdco II LLC Term Loan B, 6.020%, (US0003M + 4.000%), 11/14/25	$2,053,250	0.3
1,930,520		Longview Power LLC Term Loan B, 7.930%, (US0003M + 6.000%), 04/13/21	1,087,525	0.1
1,790,865		Nautilus Power, LLC Term Loan B, 5.952%, (US0001M + 4.250%), 05/16/24	1,752,062	0.2
1,845,750		Sabre Industries, Inc. 2019 Term Loan B, 5.972%, (US0001M + 4.250%), 04/15/26	1,853,825	0.2
976,890		Southeast PowerGen, LLC Term Loan B, 5.210%, (US0001M + 3.500%), 12/02/21	903,623	0.1
			17,791,310	2.2
		Total Senior Loans (Cost $1,181,194,381)	1,138,871,154	143.9
Shares			Value	Percentage of Net Assets
	EQUITIES AND OTHER ASSETS: 0.1%
46,262	(3)	Cumulus Media, Inc. Class-A	802,183	0.1
43,777	(3)	Everyware Global, Inc.	1,314	0.0
4,398	(3)	Harvey Gulf International Marine LLC	30,786	0.0
19,651	(3)	Harvey Gulf International Marine LLC - Warrants	137,557	0.0
205,396	(3)	Longview Power LLC	29,166	0.0
75,853	(3)	Millennium Health, LLC	455	0.0
—	(4)	Millennium Health, LLC - Corporate Claims Trust	—	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
407	(3)	Southcross Holdings GP LLC	$—	0.0
407	(3)	Southcross Holdings LP - Class A	151,404	0.0
		Total Equities and Other Assets (Cost $4,995,272)	1,152,865	0.1
		Total Investments (Cost $1,186,189,653)	$1,140,024,019	144.0
		Liabilities in Excess of Other Assets	(348,311,509)	(44.0)
		Net Assets	$791,712,510	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 7 for additional details.

(2)  Senior Loan is on non-accrual status at November 30, 2019.

(3)  Non-income producing security.

(4)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:

EUR001M  1-month EURIBOR

EUR002M  2-month EURIBOR

EUR003M  3-month EURIBOR

PRIME  Federal Reserve Bank Prime Loan Rate

US0001M  1-month LIBOR

US0001W  1-week LIBOR

US0002M  2-month LIBOR

US0003M  3-month LIBOR

US0006M  6-month LIBOR

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2019
Asset Table
Investments, at fair value
Senior Loans	$—	$1,138,871,154	$—	$1,138,871,154
Equities and Other Assets	802,183	350,682	—	1,152,865
Total Investments, at fair value	$802,183	$1,139,221,836	$—	$1,140,024,019
Other Financial Instruments+
Forward Foreign Currency Contracts	—	259,842	—	259,842
Total Assets	$802,183	$1,139,481,678	$—	$1,140,283,861
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(139)	$—	$(139)
Total Liabilities	$—	$(139)	$—	$(139)

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2019, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	43,123,169	EUR	38,880,000	State Street Bank & Trust Co.	12/12/19	$259,842
USD	1,829,931	EUR	1,660,000	State Street Bank & Trust Co.	12/12/19	(139)
						$259,703

Currency Abbreviations

EUR  —  EU Euro

USD  —  United States Dollar

The following tables are a summary of the Trust's derivative instruments (not accounted for as hedging instruments) categorized by primary risk exposure.

As of November 30, 2019, the fair value of derivative instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Exchange Contracts
Assets - Derivative Instruments
Forward foreign currency contracts
Unrealized appreciation on forward foreign currency contracts	$259,842
Total Asset Derivatives	$259,842
Liabilities - Derivative Instruments
Forward foreign currency contracts
Unrealized depreciation on forward foreign currency contracts	$139
Total Liability Derivatives	$139

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF NOVEMBER 30, 2019 (UNAUDITED) (CONTINUED)

For the period ended November 30, 2019, the effect of derivative instruments in the Statement of Operations were as follows:

Foreign Exchange Contracts
Net realized gain (loss) on derivatives recognized in income:
Forward foreign currency contracts	$2,616,317
Total	$2,616,317
Net change in unrealized appreciation (depreciation) on derivatives recognized in income:
Forward foreign currency contracts	$172,628
Total	$172,628

The following table is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2019:

State Street Bank & Trust Co.
Assets:
Forward foreign currency contracts	$259,842
Total Assets	$259,842
Liabilities
Forward foreign currency contracts	$139
Total Liabilities	$139
Net OTC derivative instruments by counterparty, at fair value	$259,703
Total collateral pledged/(Received from counterparty)	$—
Net Exposure(1)	$259,703

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At November 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,187,134,353.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,013,859
Gross Unrealized Depreciation	(48,752,405)
Net Unrealized Depreciation	$(46,738,546)

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:

1  To elect 10 nominees to the Board of Trustees of Voya Prime Rate Trust.

An annual shareholder meeting of Voya Prime Rate Trust was held July 9, 2019, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Voya Prime Rate Trust
Colleen D. Baldwin	1	*	109,510,476.291	24,041,082.226	0.000	0.000	133,551,558.517
John V. Boyer	1	*	109,230,172.109	24,321,386.408	0.000	0.000	133,551,558.517
Patricia W. Chadwick	1	*	109,514,830.291	24,036,728.226	0.000	0.000	133,551,558.517
Martin J. Gavin	1	*	109,422,708.642	24,128,849.875	0.000	0.000	133,551,558.517
Russell H. Jones**	1	*	109,420,046.993	24,131,511.524	0.000	0.000	133,551,558.517
Joseph E. Obermeyer	1	*	109,415,339.663	24,136,218.854	0.000	0.000	133,551,558.517
Sheryl K. Pressler	1	*	109,425,026.287	24,126,532.230	0.000	0.000	133,551,558.517
Dina Santoro	1	*	110,887,327.312	22,664,231.205	0.000	0.000	133,551,558.517
Christopher P. Sullivan	1	*	109,739,321.460	23,812,237.057	0.000	0.000	133,551,558.517
Roger B. Vincent**	1	*	109,248,728.993	24,302,829.524	0.000	0.000	133,551,558.517

*  Proposal Passed

**  Effective December 31, 2019, Russell H. Jones and Roger B. Vincent each retired as a Trustee of the Board.

Voya Prime Rate Trust

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 21, 2019, the Board of Trustees ("Board") of Voya Prime Rate Trust (the "Fund"), including a majority of the Independent Trustees, considered and approved the renewal of the investment management contract (the "Management Contract") between Voya Investments, LLC (the "Manager") and the Fund, and the sub-advisory contract (the "Sub-Advisory Contract," and together with the Management Contract, the "Contracts") with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the "Sub-Adviser") for an additional one year period ending November 30, 2020. In determining to renew such contracts, the Board considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters.

In addition to the Board meeting on November 21, 2019, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as "management") on October 9, 2019, and November 19, 2019, specifically to review and consider materials related to the proposed continuance of the Contracts that they believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. Subsequent references herein to factors considered and determinations made by the Independent Trustees and/or the Board include, as applicable, factors considered and determinations made at those meetings by the Independent Trustees. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund's investment management and sub-advisory relationships separately.

The Board follows a process pursuant to which it seeks and considers relevant information when it evaluates whether to renew existing investment management and sub-advisory contracts for the Voya funds. The Board has established a Contracts Committee and Investment Review Committees (the "IRCs"), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process, among other functions, and each IRC meets several times throughout the year to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager's role in monitoring the sub-advisers, with respect to each Voya fund that is assigned to that IRC.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds ("Methodology Guide") related to the investment management and sub-advisory contract renewal process. The Methodology Guide sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the registered fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund ("Selected Peer Group") based on the Fund's particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of registered fund data ("Morningstar")); and (2) updates to the Methodology Guide with respect to the content and format of various data including, but not limited to, investment performance, fee structure, and expense information prepared in connection with the renewal process. In addition, the Independent Trustees periodically have retained, including most recently in 2018, an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the

Voya Prime Rate Trust

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

compensation to be paid thereunder. The Board members did not identify any particular information or factor that was overarching, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund's investment management and sub-advisory arrangements.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund's operations and risk management and the oversight of its various other service providers.

The Board considered the "manager-of-managers" platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board's approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Adviser with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund's performance. The Board was advised that, in connection with the Manager's performance of these duties, the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser's management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Fund's Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund's Morningstar category and primary benchmark, a broad-based securities market index that appears in the Fund's prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund's performance and risk, including risk-adjusted investment return information, from the Fund's Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the

Voya Prime Rate Trust

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund. The Board noted that the Fund, as a closed-end fund, generally does not issue new shares and is less likely to realize economies of scale from additional share purchases. The Board also considered that, while the Fund does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Independent Trustees also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and the Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or the Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund's Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto.

The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.

Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management's calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund's operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a registered fund complex in the current regulatory and market environment.

The Board also considered that the Manager is entitled to earn a reasonable level of profits for the services that it provides to the Fund. The Board also considered information regarding the

Voya Prime Rate Trust

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager's and the Voya-affiliated Sub-Adviser's profitability with respect to their services to the Fund and the Manager and Sub-Adviser's potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2019, November 19, 2019, and/or November 21, 2019 meetings in relation to approving the Fund's Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund's performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2019. In addition, the Board also considered at its October 9, 2019, November 19, 2019, and November 21, 2019 meetings certain additional data regarding the Fund's more recent performance and asset levels. The Fund's management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2019: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the one-year period, and the fifth quintile for the year-to-date, three-year, five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and ten-year periods, during which it outperformed. In analyzing this performance data, the Board took into account management's representations regarding: (1) the factors that impacted the Fund's performance, such as the Fund's more conservative positioning vis-à-vis the peer funds in its Morningstar category, including its strategy to generally employ less leverage than its peer funds, and the diversity of the peer funds included in Fund's Morningstar category, which makes direct performance comparisons challenging since some peer funds have significantly less exposure to the senior loan asset class; and (2) management's confidence in the Fund's portfolio management team.

In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is above the median net management fee rate of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is above the median contractual management fee rate of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is above the median net expense ratio of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management's representations regarding the competitiveness of the Fund's management fee rate and net expense ratio.

After its deliberation, the Board reached the following conclusions: (1) the Fund's management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund's net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund's performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to

Voya Prime Rate Trust

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

renew the Management and Sub-Advisory Contracts for the Fund for the year ending November 30, 2020. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER REINVESTMENT PROGRAM

The following is a summary of the Program. Shareholders are advised to review a fuller explanation of the Program contained in the Trust's statement of additional information.

Common Shares are offered by the Trust through the Program. The Program allows participating shareholders to reinvest all dividends ("Dividends") in additional Common Shares of the Trust and also allows participants to purchase additional Common Shares through optional cash investments in amounts ranging from a minimum of $100 to a maximum of $100,000 per month.

The Trust and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.

Common Shares will be issued by the Trust under the Program when the Trust's Common Shares are trading at a premium to NAV. If the Trust's Common Shares are trading at a discount to NAV, Common Shares issued under the Program will be purchased on the open market. Common Shares issued under the Program directly from the Trust will be acquired at the greater of: (i) NAV at the close of business on the day preceding the relevant investment date; or (ii) the average of the daily market price of the Common Shares during the pricing period minus a discount of 5% for reinvested Dividends and 0% to 5% for optional cash investments. Common Shares issued under the Program, when shares are trading at a discount to NAV, will be purchased in the market by the transfer agent at market price. Shares issued by the Trust under the Program will be issued without a fee or a commission.

Shareholders may elect to participate in the Program by telephoning the Trust or submitting a completed participation form to the transfer agent, the Program administrator. The transfer agent will credit to each participant's account funds it receives from: (i) Dividends paid on Trust shares registered in the participant's name; and (ii) optional cash investments. The Transfer Agent will apply all Dividends and optional cash investments received to purchase Common Shares as soon as practicable beginning on the relevant investment date (as described below) and not later than six business days after the relevant investment date, except when necessary to comply with applicable provisions of the federal securities laws. For more information on the Trust's distribution policy, please see the Trust's prospectus.

In order for participants to purchase shares through the Program in any month, the Program administrator must receive from the participant any optional cash investment by the relevant investment date. The relevant investment date will be set in advance by the Trust, upon which optional cash investments are first applied by the Transfer Agent to the purchase of Common Shares. Participants may obtain a schedule of relevant dates, including investments dates, the dates by which optional cash investment payments must be received and the dates in which shares will be paid, by calling Voya's Shareholder Services Department at 1-800-336-3436.

Participants will pay a pro rata share of brokerage commissions with respect to the Transfer Agent's open market purchases in connection with the reinvestment of Dividends or purchases made with optional cash investments.

The Program is intended for the benefit of investors in the Trust. The Trust reserves the right to exclude from participation, at any time: (i) persons or entities who attempt to circumvent the Program's standard $100,000 maximum by accumulating accounts over which they have control; or (ii) any other persons or entities as determined in the sole discretion of the Trust.

Currently, persons who are not shareholders of the Trust may not participate in the Program. The Board may elect to change this policy at a future date and permit non-shareholders to participate in the Program. Shareholders may request to receive their Dividends in cash at any time by giving the Transfer Agent written notice or by contacting the Trust's Shareholder Services Department at 1-800-336-3436. Shareholders may elect to close their account at any time by giving the Transfer Agent written notice. When a participant closes their account, the participant, upon request, will receive a certificate for full

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Shares in the account. Fractional Common Shares will be held and aggregated with other fractional Common Shares being liquidated by the Transfer Agent as agent of the Program and paid for by check when actually sold.

The automatic reinvestment of Dividends does not affect the tax characterization of the Dividends (i.e., capital gain distributions and income distributions are realized and subject to tax even though cash is not received). A shareholder whose Dividends are reinvested in shares under the Program will be treated as having received a dividend equal to either (i) if shares are issued under the Program directly by the Trust, generally the fair market value of the shares issued to the shareholder or (ii) if reinvestment is made through open market purchases, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market. If a shareholder purchases additional shares for cash at a discount, the shareholder's basis in the shares will be the price he or she paid.

Additional information about the Program may be obtained by contacting the Trust's Shareholder Services Department at 1-800-336-3436.

KEY FINANCIAL DATES — CALENDAR 2019 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2019	February 8, 2019	February 25, 2019
February 28, 2019	March 8, 2019	March 22, 2019
March 29, 2019	April 9, 2019	April 23, 2019
April 30, 2019	May 9, 2019	May 22, 2019
May 31, 2019	June 7, 2019	June 24, 2019
June 28, 2019	July 9, 2019	July 22, 2019
July 31, 2019	August 9, 2019	August 22, 2019
August 30, 2019	September 9, 2019	September 23, 2019
September 30, 2019	October 9, 2019	October 22, 2019
October 31, 2019	November 8, 2019	November 22, 2019
November 29, 2019	December 9, 2019	December 23, 2019
December 19, 2019	December 30, 2019	January 13, 2020

Record date will be one business day after each Ex-Dividend Date. These dates are subject to change.

The Trust was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Trust, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Trust may in the future adopt a Managed Distribution Policy.

STOCK DATA

The Trust's Common Shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's CUSIP number is 92913A100. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

NUMBER OF SHAREHOLDERS

The number of record holders of common stock as of November 30, 2019 was 2,153 which does not include approximately 31,660 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.voyainvestments.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. The Trust's Form N-Q or Form N-PORT is available on the SEC's website at www.sec.gov. The Trust's complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust's CEO submitted the Annual CEO Certification on August 1, 2019 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call Voya Prime Rate Trust
1-800-336-3436, Extension 2217

Written Requests

Please mail all account inquiries and other comments to:
Voya Prime Rate Trust
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800)-992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

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